Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Summary of Exposure to Foreign Currency Risk
The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2022		June 30, 2021
	USD	EUR	USD	EUR
Cash in bank	11,897,759	42,964,345	14,016,277	14,320,386
Trade and other receivables	15,568	4,094,262	49,880	4,312,691
Trade and other payables	(1,068,539)	(1,717,675)	(690,847)	(663,196)

Summary of Credit Quality of Cash and Cash Equivalents and Receivables

	June 30, 2022	June 30, 2021
	$	$
Cash at bank and short-term bank deposits excluding restricted cash
Minimum rating of A	79,995,129	60,127,906

Summary of Contractual Undiscounted Cash Flows
The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities	Less than 12 months	Between 1 and 5 years	More than 5 years	Total contractual cash flows	Carrying Amount (assets) / liabilities
At June 30, 2022	$	$	$	$	$
Non-Derivatives

Trade and other payables	5,752,188	—	—	5,752,188	5,752,188
Convertible note liability (refer note 16)	—	2,234,510	—	2,234,510	1,452,950
Lease liability	178,510	108,706	—	287,216	280,869

	5,930,698	2,343,216	—	8,273,914	7,486,007

Contractual maturities of financial liabilities	Less than 12 months	Between 1 and 5 years	More than 5 years	Total contractual cash flows	Amount (assets) / liabilities
At June 30, 2021	$	$	$	$	$
Non-Derivatives

Trade and other payables	4,781,729	—	—	4,781,729	4,781,729
Convertible note liability (refer note 16)	—	4,469,019	—	4,469,019	2,526,870
Lease liability	215,005	78,455	—	293,460	288,307

	4,996,734	4,547,474	—	9,544,208	7,596,906

Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value
The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value at June 30, 2022 and June 30, 2021 on a recurring basis:

At June 30, 2022	Level 1 $	Level 2 $	Level 3 $	Total $

Liabilities
Convertible note liability	—	—	1,452,950	1,452,950
Warrant liability	—	131,896	—	131,896

Total liabilities	—	131,896	1,452,950	1,584,846

At June 30, 2021	Level 1 $	Level 2 $	Level 3 $	Total $
Liabilities
Convertible note liability	—	—	2,526,870	2,526,870
Warrant liability	—	722,966	—	722,966

Total liabilities	—	722,966	2,526,870	3,249,836

Summary Of Information About Quantitative Information Of Significant Inputs In Fair Value Measurements
The following table summarizes the quantitative information about the significant inputs used in level 3 fair value measurements:

Description	Fair Value at June 30, 2022 $	Unobservable inputs	Range of inputs

Convertible note	1,452,950	Face Value	1,718,854
		Interest Rate of Note	3%
		Risk adjusted Interest rate	15%